PIA High Yield Fund
Schedule of Investments
February 28, 2025 (Unaudited)

CORPORATE BONDS - 89.1%	Par	Value
Advertising - 1.0%
Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/2030 (a)	$925,000	$945,035

Aerospace/Defense - 1.6%
Efesto Bidco S.p.A Efesto US LLC, 7.50%, 02/15/2032 (a)	1,000,000	993,335
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	475,000	475,349
		1,468,684

Airlines - 1.1%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (a)	1,193,000	1,077,689

Auto Manufacturers - 1.1%
PM General Purchaser LLC, 9.50%, 10/01/2028 (a)	1,051,000	1,024,626

Building Materials - 2.0%
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	250,000	254,930
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)	725,000	696,619
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	650,000	644,594
8.88%, 11/15/2031 (a)	300,000	322,517
		1,918,660

Chemicals - 10.5%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028 (a)	932,000	546,487
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	1,125,000	1,181,869
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	875,000	761,119
12.00%, 02/15/2031 (a)	860,000	882,098
GPD Cos., Inc., 10.13%, 04/01/2026 (a)	1,160,000	1,082,938
Herens Holdco Sarl, 4.75%, 05/15/2028 (a)	1,000,000	914,825
Innophos Holdings, Inc., 11.50%, 06/15/2029 (a)	1,315,550	1,396,575
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	1,075,000	997,372
Rain Carbon, Inc., 12.25%, 09/01/2029 (a)	905,000	960,956
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)	300,000	289,538
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	860,000	810,066
		9,823,843

Coal - 1.1%
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,100,000	1,023,761

Commercial Services - 13.8%
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (a)	1,241,000	1,157,933
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	1,250,000	1,157,434
Cimpress PLC, 7.38%, 09/15/2032 (a)	950,000	919,930
CPI CG, Inc., 10.00%, 07/15/2029 (a)	900,000	972,634
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	975,000	1,018,513
Deluxe Corp., 8.13%, 09/15/2029 (a)	1,000,000	1,015,656
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (a)	1,135,000	1,070,255
PROG Holdings, Inc., 6.00%, 11/15/2029 (a)	850,000	811,835
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	1,016,000	1,041,614
StoneMor, Inc., 8.50%, 05/15/2029 (a)	1,165,000	1,072,137
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	1,108,000	1,206,393
VT Topco, Inc., 8.50%, 08/15/2030 (a)	650,000	692,015
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (a)	825,000	823,767
		12,960,116

Computers - 1.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029 (a)	1,145,000	1,110,060
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (a)	100,000	104,499
		1,214,559

Distribution/Wholesale - 0.4%
Windsor Holdings III LLC, 8.50%, 06/15/2030 (a)	375,000	396,986

Diversified Financial Services - 1.1%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	320,000	318,782
6.88%, 04/15/2030 (a)	550,000	555,537
9.25%, 07/01/2031 (a)	135,000	145,411
		1,019,730

Engineering & Construction - 2.8%
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)	1,300,000	1,325,631
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	350,000	355,934
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028 (a)	981,000	996,193
		2,677,758

Entertainment - 1.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (a)	967,000	951,751

Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	1,017,000	1,058,689
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (a)	940,000	877,712
		1,936,401

Food Service - 1.4%
TKC Holdings, Inc.
6.88%, 05/15/2028 (a)	485,000	488,199
10.50%, 05/15/2029 (a)	785,000	805,994
		1,294,193

Forest Products & Paper - 2.5%
Magnera Corp., 4.75%, 11/15/2029 (a)	1,017,000	925,995
Mercer International, Inc.
12.88%, 10/01/2028 (a)	600,000	655,685
5.13%, 02/01/2029	850,000	771,972
		2,353,652

Healthcare-Products - 0.9%
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (a)	850,000	875,272

Healthcare-Services - 2.7%
Heartland Dental LLC / Heartland Dental Finance Corp., 10.50%, 04/30/2028 (a)	875,000	932,103
Kedrion SpA, 6.50%, 09/01/2029 (a)	1,020,000	971,489
ModivCare, Inc., 5.00%, 10/01/2029 (a)	1,625,000	591,037
		2,494,629

Internet - 1.2%
ION Trading Technologies Sarl
5.75%, 05/15/2028 (a)	720,000	680,885
9.50%, 05/30/2029 (a)	450,000	464,646
		1,145,531

Iron/Steel - 2.4%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	1,025,000	1,012,265
TMS International Corp./DE, 6.25%, 04/15/2029 (a)	1,280,000	1,212,387
		2,224,652

Leisure Time - 0.9%
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)	809,000	845,636

Machinery-Diversified - 3.0%
GrafTech Finance, Inc., 4.63%, 12/23/2029 (a)	1,161,000	807,139
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029 (a)	150,000	123,750
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	1,025,000	1,079,786
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,769,000	806,741
		2,817,416

Media - 3.7%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028 (a)	1,003,000	466,395
11.00%, 08/01/2028 (a)	121,000	121,000
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026 (a)	1,535,000	987,392
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	570,000	514,845
7.38%, 06/30/2030 (a)	350,000	342,079
8.50%, 07/31/2031 (a)	250,000	249,056
Urban One, Inc., 7.38%, 02/01/2028 (a)	1,650,000	835,638
		3,516,405

Metal Fabricate/Hardware - 0.9%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027	855,000	847,205

Mining - 1.8%
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	650,000	678,383
Compass Minerals International, Inc., 6.75%, 12/01/2027 (a)	1,000,000	997,605
		1,675,988

Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (includes 12.50% PIK), 06/01/2028 (a)	750,000	776,659
Calderys Financing LLC, 11.25%, 06/01/2028 (a)	665,000	710,098
		1,486,757

Office-Business Equipment - 2.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027 (a)	985,000	989,375
Xerox Holdings Corp.
5.50%, 08/15/2028 (a)	1,075,000	870,873
8.88%, 11/30/2029 (a)	375,000	309,807
		2,170,055

Oil & Gas Services - 2.8%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	1,000,000	1,003,507
Enerflex Ltd., 9.00%, 10/15/2027 (a)	825,000	860,941
Solaris Midstream Holdings LLC, 7.63%, 04/01/2026 (a)	795,000	795,449
		2,659,897

Packaging & Containers - 2.5%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	1,050,000	990,670
LABL, Inc.
5.88%, 11/01/2028 (a)	650,000	575,725
9.50%, 11/01/2028 (a)	425,000	408,948
8.63%, 10/01/2031 (a)	375,000	339,233
		2,314,576

Pipelines - 6.6%
Global Partners LP / GLP Finance Corp.
7.00%, 08/01/2027	275,000	276,153
6.88%, 01/15/2029	616,000	620,672
8.25%, 01/15/2032 (a)	165,000	171,994
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	1,155,000	1,101,231
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	500,000	543,916
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	550,000	561,010
8.38%, 02/15/2032 (a)	667,000	678,116
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	950,000	999,466
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	350,000	355,530
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	850,000	885,939
		6,194,027

Retail - 1.1%
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (a)	1,100,000	1,027,748

Software - 4.5%
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (a)	1,050,000	1,053,073
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	975,000	983,685
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028 (a)	875,000	803,169
8.75%, 05/01/2029 (a)	330,000	333,105
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	250,000	259,121
6.50%, 02/15/2029 (a)	835,000	804,150
		4,236,303

Transportation - 4.6%
Brightline East LLC, 11.00%, 01/31/2030 (a)	1,191,000	1,090,420
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	750,000	703,517
Rand Parent LLC, 8.50%, 02/15/2030 (a)	1,085,000	1,116,668
Star Leasing Co. LLC, 7.63%, 02/15/2030 (a)	350,000	354,737
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	150,000	154,312
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (a)	850,000	875,934
		4,295,588

Trucking & Leasing - 0.8%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/2031 (a)	250,000	256,287
7.00%, 06/15/2032 (a)	375,000	383,959
5.88%, 04/15/2033 (a)	125,000	121,413
		761,659
TOTAL CORPORATE BONDS (Cost $86,012,956)		83,676,788

BANK LOANS - 0.5%
Polar US Borrower T/L B-2 First Lien, 9.15%, 10/16/2028	732,456	452,291
TOTAL BANK LOANS (Cost $765,282)		452,291

COMMON STOCKS - 0.1%	Shares
Building Materials - 0.1%
Northwest Hardwoods (b)(c)	2,996	104,860

Media - 0.0%(d)
Beasley Broadcast Group, Inc. (c)	740	5,609
TOTAL COMMON STOCKS (Cost $146,126)		110,469

SHORT-TERM INVESTMENTS - 8.7%
Money Market Funds - 8.7%
Fidelity Government Portfolio - Class Institutional, 4.24% (e)	8,220,832	8,220,832
TOTAL SHORT-TERM INVESTMENTS (Cost $8,220,832)		8,220,832

TOTAL INVESTMENTS - 98.4% (Cost $95,145,196)		92,460,380
Other Assets in Excess of Liabilities - 1.6%		1,513,031
TOTAL NET ASSETS - 100.0%		$93,973,411

Percentages are stated as a percent of net assets.

PIK - Payment in Kind

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $81,160,786 or 86.4% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $104,860 or 0.1% of net assets as of February 28, 2025.

(c)	Non-income producing security.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$83,676,788	$–	$83,676,788
Bank Loans	–	452,291	–	452,291
Common Stocks	5,609	–	104,860	110,469
Money Market Funds	8,220,832	–	–	8,220,832
Total Investments	$8,226,441	$84,129,079	$104,860	$92,460,380

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	-
Purchases	-
Sales	-
Transfers in and/or out of Level 3	-
Balance as of February 28, 2025	$104,860